Product Warranty - Schedule of Accrued Warranty Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Standard Product Warranty Disclosure [Abstract]
Balance at beginning of year	$ 17,775	$ 19,794	$ 17,514
Actual warranty costs incurred	(12,552)	(10,995)	(13,765)
Warranty provision	8,274	10,502	16,373
Adjustments for changes in estimate			31
Currency translation adjustment	(2,049)	(1,526)	(359)
Balance at end of year	$ 11,448	$ 17,775	$ 19,794